Segment information - Segment equity and liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Equity	€ 33,249	€ 33,512	€ 33,845	€ 34,082
Fixed assets payable	612	610	907
Non-current employee benefits	2,823	2,674	3,029
Non-current liabilities included in the calculation of net financial debt	27,461	27,221	29,420
Other	2,151	2,275	2,282
Total non-current liabilities	33,047	32,780	35,638	36,582
Fixed assets payable	2,835	3,046	2,800
Trade payables	6,736	6,527	6,214	6,231
Customer contract liabilities	2,002	2,021	2,071	2,121
Current employee benefits	2,392	2,448	2,266
Deferred income	58	76	84	39
Current liabilities included in the calculation of net financial debt	7,403	6,216	4,666
Other	8,870	8,723	7,827
Total current liabilities	30,296	29,057	25,928	21,654
Total equity and liabilities	96,592	95,349	95,411	€ 92,318
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)	(27)
Total non-current liabilities	(27)	(27)	(27)
Trade payables	(34)	(9)
Other		(152)
Total current liabilities	(34)	(161)
Total equity and liabilities	(61)	(188)	(27)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	33,151	33,285	33,560
Fixed assets payable	612	610	907
Non-current employee benefits	2,815	2,668	3,023
Non-current liabilities included in the calculation of net financial debt	27,461	27,221	29,420
Other	2,080	2,195	2,207
Total non-current liabilities	32,968	32,694	35,557
Fixed assets payable	2,835	3,045	2,794
Trade payables	6,635	6,444	6,168
Customer contract liabilities	2,002	2,021	2,071
Current employee benefits	2,384	2,441	2,261
Deferred income	58	76	84
Current liabilities included in the calculation of net financial debt	7,403	6,216	4,666
Other	3,803	3,803	3,254
Total current liabilities	25,120	24,046	21,298
Total equity and liabilities	91,239	90,025	90,415
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Fixed assets payable	48	75	322
Non-current employee benefits	1,726	1,601	1,895
Other	635	663	695
Total non-current liabilities	2,409	2,339	2,912
Fixed assets payable	1,116	1,438	1,293
Trade payables	2,598	2,487	2,355
Customer contract liabilities	1,091	1,162	1,188
Current employee benefits	1,307	1,451	1,369
Deferred income	2	3	5
Other	846	699	429
Total current liabilities	6,960	7,240	6,639
Total equity and liabilities	9,369	9,579	9,551
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Fixed assets payable	119
Non-current employee benefits	11	5
Other	126	134	151
Total non-current liabilities	256	139	151
Fixed assets payable	598	532	539
Trade payables	1,055	985	886
Customer contract liabilities	66	78	76
Current employee benefits	38	38	36
Other	148	126	103
Total current liabilities	1,905	1,759	1,640
Total equity and liabilities	2,161	1,898	1,791
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Fixed assets payable	291	327	363
Non-current employee benefits	33	33	34
Other	243	263	194
Total non-current liabilities	567	623	591
Fixed assets payable	398	392	393
Trade payables	926	843	722
Customer contract liabilities	322	280	275
Current employee benefits	102	109	98
Deferred income	3	3	3
Other	253	467	381
Total current liabilities	2,004	2,094	1,872
Total equity and liabilities	2,571	2,717	2,463
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Fixed assets payable	154	208	221
Non-current employee benefits	64	77	70
Other	59	50	56
Total non-current liabilities	277	335	347
Fixed assets payable	528	530	418
Trade payables	1,081	1,072	1,073
Customer contract liabilities	127	130	142
Current employee benefits	68	69	68
Deferred income	44	87	93
Other	1,069	905	828
Total current liabilities	2,917	2,793	2,622
Total equity and liabilities	3,194	3,128	2,969
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current employee benefits	264	259	312
Other	46	31	33
Total non-current liabilities	310	290	345
Fixed assets payable	58	52	46
Trade payables	689	694	665
Customer contract liabilities	283	271	293
Current employee benefits	398	348	348
Deferred income	2
Other	273	252	235
Total current liabilities	1,703	1,617	1,587
Total equity and liabilities	2,013	1,907	1,932
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current employee benefits	717	693	713
Other	180	218	177
Total non-current liabilities	897	911	890
Fixed assets payable	138	102	104
Trade payables	917	977	1,008
Customer contract liabilities	129	120	110
Current employee benefits	471	426	342
Deferred income	7	5	6
Other	833	897	791
Total current liabilities	2,495	2,527	2,361
Total equity and liabilities	3,392	3,438	3,251
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	33,151	33,285	33,560
Fixed assets payable			1
Non-current employee benefits			(1)
Non-current liabilities included in the calculation of net financial debt	27,461	27,221	29,420
Other	791	836	901
Total non-current liabilities	28,252	28,057	30,321
Fixed assets payable	(1)	(1)	1
Trade payables	(631)	(614)	(541)
Customer contract liabilities	(16)	(20)	(13)
Deferred income		(22)	(23)
Current liabilities included in the calculation of net financial debt	7,403	6,216	4,666
Other	381	457	487
Total current liabilities	7,136	6,016	4,577
Total equity and liabilities	68,539	67,358	68,458
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	98	227	285
Non-current employee benefits	8	6	6
Other	98	107	102
Total non-current liabilities	106	113	108
Fixed assets payable		1	6
Trade payables	135	92	46
Current employee benefits	8	7	5
Other	5,067	5,072	4,573
Total current liabilities	5,210	5,172	4,630
Total equity and liabilities	€ 5,414	€ 5,512	€ 5,023